Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments In Affordable Housing Projects [Abstract]
Investments in qualified affordable housing projects included in other assets	$ 3,204,000	$ 2,754,000
Unfunded commitments related to the investments in qualified affordable housing projects	4,510,000	2,313,000
Recognized amortization expense included in pre-tax income	354,000	304,000
Recognized tax credits and other benefits from its investments in affordable housing tax credits	686,000	538,000
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0